Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	42
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$552,589.20

Principal:
Principal Collections	$8,937,614.21
Prepayments in Full	$3,723,990.78
Liquidation Proceeds	$123,294.15
Recoveries	$86,515.98
Sub Total	$12,871,415.12
Collections	$13,424,004.32

Purchase Amounts:
Purchase Amounts Related to Principal	$239,024.01
Purchase Amounts Related to Interest	$1,097.78
Sub Total	$240,121.79

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,664,126.11

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	42
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$13,664,126.11
Servicing Fee	$144,753.48	$144,753.48	$0.00	$0.00	$13,519,372.63
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,519,372.63
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$13,519,372.63
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$13,519,372.63
Interest - Class A-4 Notes	$60,716.09	$60,716.09	$0.00	$0.00	$13,458,656.54
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,458,656.54
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$13,402,048.71
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,402,048.71
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$13,359,894.38
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,359,894.38
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$13,303,035.05
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,303,035.05
Regular Principal Payment	$12,651,286.46	$12,651,286.46	$0.00	$0.00	$651,748.59
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$651,748.59
Residual Released to Depositor	$0.00	$651,748.59	$0.00	$0.00	$0.00
Total		$13,664,126.11

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$12,651,286.46
Total					$12,651,286.46
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$12,651,286.46	$114.80	$60,716.09	$0.55	$12,712,002.55	$115.35
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$12,651,286.46	$8.44	$216,337.58	$0.14	$12,867,624.04	$8.58

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	42

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$65,639,012.91	0.5956353	$52,987,726.45	0.4808324
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$168,569,012.91	0.1123996	$155,917,726.45	0.1039639

Pool Information
Weighted Average APR	4.081%	4.101%
Weighted Average Remaining Term	21.64	20.87
Number of Receivables Outstanding	20,587	19,784
Pool Balance	$173,704,179.74	$160,547,182.40
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$168,569,012.91	$155,917,726.45
Pool Factor	0.1137553	0.1051390

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$7,634,995.65
Yield Supplement Overcollateralization Amount	$4,629,455.95
Targeted Overcollateralization Amount	$4,629,455.95
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$4,629,455.95

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	42
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		78	$133,074.19
(Recoveries)		108	$86,515.98
Net Loss for Current Collection Period			$46,558.21
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3216%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.3280%
Second Preceding Collection Period			0.5297%
Preceding Collection Period			(0.0941)%
Current Collection Period			0.3343%
Four Month Average (Current and Preceding Three Collection Periods)			0.2745%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,079	$10,737,868.37
(Cumulative Recoveries)			$2,081,244.96
Cumulative Net Loss for All Collection Periods			$8,656,623.41
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5669%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,114.17
Average Net Loss for Receivables that have experienced a Realized Loss			$1,704.40

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.58%	346	$4,136,545.13
61-90 Days Delinquent	0.20%	29	$322,522.18
91-120 Days Delinquent	0.04%	7	$68,767.58
Over 120 Days Delinquent	0.42%	40	$669,570.96
Total Delinquent Receivables	3.24%	422	$5,197,405.85

Repossession Inventory:
Repossessed in the Current Collection Period		5	$72,160.74
Total Repossessed Inventory		12	$188,305.28

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3966%
Preceding Collection Period			0.3595%
Current Collection Period			0.3841%
Three Month Average			0.3801%

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	42

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer